Note 14 - Guarantor Subsidiaries (Details) - Condensed Consolidating Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 296,375	$ 190,984	$ 233,327	$ 266,463	$ 283,606	$ 104,678
Other current assets	18,893	8,858		21,967
Properties, plants, and equipment - net	1,742,696	996,659		923,212
Other non-current assets	17,445	1,883		17,317
Total assets	2,272,455	1,378,290		1,396,090	1,382,493
Liabilities and Shareholders' Equity
Current liabilities	118,055	94,987		107,316
Long-term debt	490,104
Non-current deferred tax liability	169,030
Other non-current liabilities	41,407	40,047		30,833
Other shareholders' equity	1,334,726	1,137,951		1,140,113	962,253	865,485
Total liabilities and shareholders' equity	2,272,455	1,378,290		1,396,090
Parent Company [Member]
Assets
Cash and cash equivalents	108,549	132,266		97,850
Other current assets	15,822	7,399		18,177
Properties, plants, and equipment - net	(379)			538
Intercompany receivable (payable)	515,528	113,234		124,423
Investments in subsidiaries	1,229,150	918,526		910,646
Other non-current assets	16,596	3,059		15,786
Total assets	1,885,266	1,174,484		1,167,420
Liabilities and Shareholders' Equity
Current liabilities	27,997	3,726		5,642
Long-term debt	490,104
Other non-current liabilities	32,439	32,807		21,665
Other shareholders' equity	1,334,726	1,137,951		1,140,113
Total liabilities and shareholders' equity	1,885,266	1,174,484		1,167,420
Guarantor Subsidiaries [Member]
Assets
Cash and cash equivalents	55,453	57,075		168,433
Other current assets	47,956	65,658		63,822
Properties, plants, and equipment - net	1,020,770	991,476		922,502
Intercompany receivable (payable)	(113,583)	(64,893)		(74,026)
Other non-current assets	185,984	164,913		149,712
Total assets	1,196,580	1,214,229		1,230,443
Liabilities and Shareholders' Equity
Current liabilities	78,659	121,221		129,958
Long-term debt	13,622	11,875		6,192
Non-current portion of accrued reclamation	93,952	92,825		111,303
Non-current deferred tax liability	12,859
Other non-current liabilities	8,279	8,651		8,957
Other shareholders' equity	989,209	979,657		974,033
Total liabilities and shareholders' equity	1,196,580	1,214,229		1,230,443
Non-Guarantor Subsidiaries [Member]
Assets
Cash and cash equivalents	132,373	1,643		180
Other current assets	33,344	766		1,131
Properties, plants, and equipment - net	722,305	5,183		172
Intercompany receivable (payable)	(464,729)	(74,450)		(64,200)
Other non-current assets	13,211	7,600		285
Total assets	436,504	(59,258)		(62,432)
Liabilities and Shareholders' Equity
Current liabilities	15,289	1,016		411
Long-term debt	49	60		73
Non-current portion of accrued reclamation	11,510	545		260
Non-current deferred tax liability	169,025
Other non-current liabilities	689	252		211
Other shareholders' equity	239,942	(61,131)		(63,387)
Total liabilities and shareholders' equity	436,504	(59,258)		(62,432)
Consolidation, Eliminations [Member]
Assets
Other current assets	5,620	18,091		13,151
Intercompany receivable (payable)	62,784	26,109		13,803
Investments in subsidiaries	(1,229,150)	(918,526)		(910,646)
Other non-current assets	(85,149)	(76,839)		(55,649)
Total assets	(1,245,895)	(951,165)		(939,341)
Liabilities and Shareholders' Equity
Current liabilities	(3,890)	(30,976)		(28,695)
Non-current deferred tax liability	(12,854)
Other non-current liabilities		(1,663)
Other shareholders' equity	(1,229,151)	(918,526)		(910,646)
Total liabilities and shareholders' equity	(1,245,895)	(951,165)		(939,341)
Consolidated Entities [Member]
Assets
Cash and cash equivalents	296,375	190,984		266,463
Other current assets	102,742	91,914		96,281
Properties, plants, and equipment - net	1,742,696	996,659		923,212
Other non-current assets	130,642	98,733		110,134
Total assets	2,272,455	1,378,290		1,396,090
Liabilities and Shareholders' Equity
Current liabilities	118,055	94,987		107,316
Long-term debt	503,775	11,935		6,265
Non-current portion of accrued reclamation	105,462	93,370		111,563
Non-current deferred tax liability	169,030
Other non-current liabilities	41,407	40,047		30,833
Other shareholders' equity	1,334,726	1,137,951		1,140,113
Total liabilities and shareholders' equity	$ 2,272,455	$ 1,378,290		$ 1,396,090